Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 4.0%
ADTRAN Holdings, Inc.
(a)
............... 38,132 $ 530,035
Applied Optoelectronics, Inc.
(a) (b)
........... 35,101 5,200,564
Arista Networks, Inc.
(a)
................. 481,679 81,827,629
BK Technologies Corp.
(a) (b)
............... 1,561 134,215
Calix, Inc.
(a)
......................... 27,006 1,007,864
Ciena Corp.
(a)
....................... 66,065 32,408,846
Cisco Systems, Inc. ................... 1,842,606 216,432,501
Clearfield, Inc.
(a)
...................... 6,876 273,596
Digi International, Inc.
(a)
................. 17,196 1,288,840
Extreme Networks, Inc.
(a)
................ 60,869 1,970,330
F5, Inc.
(a)
.......................... 26,258 10,922,278
Harmonic, Inc.
(a)
...................... 50,486 824,436
Lantronix, Inc.
(a) (b)
..................... 16,216 95,350
Lumentum Holdings, Inc.
(a)
.............. 36,202 31,063,488
Motorola Solutions, Inc. ................ 77,253 32,082,398
NETGEAR, Inc.
(a)
..................... 11,270 263,154
NetScout Systems, Inc.
(a)
............... 31,612 1,376,703
Ondas, Inc.
(a) (b)
...................... 235,921 1,943,989
Ribbon Communications, Inc.
(a)
........... 52,087 121,884
Viasat, Inc.
(a)
........................ 63,219 5,677,698
Viavi Solutions, Inc.
(a)
.................. 108,861 5,198,113
Vistance Networks, Inc.
(a)
............... 104,981 1,341,657
431,985,568
Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc. .......... 17,692 6,596,816
Aeva Technologies, Inc.
(a) (b)
.............. 13,501 387,749
Amphenol Corp. , Class A ............... 573,907 101,191,282
Arlo Technologies, Inc.
(a)
................ 55,642 750,054
Arrow Electronics, Inc.
(a)
................ 23,800 5,079,158
Avnet, Inc. ......................... 38,176 3,390,792
Badger Meter, Inc. .................... 13,589 2,016,336
Bel Fuse, Inc. , Class A
(b)
................ 840 244,633
Bel Fuse, Inc. , Class B, NVS ............. 5,627 1,874,016
Belden, Inc. ........................ 18,122 2,173,009
Benchmark Electronics, Inc. ............. 16,432 1,621,345
CDW Corp. ......................... 59,462 8,362,736
Celestica, Inc.
(a) (b)
..................... 53,797 19,625,146
Cognex Corp. ....................... 77,452 5,609,074
Coherent Corp.
(a)
..................... 91,321 36,023,395
Corning, Inc. ........................ 365,353 93,322,117
Crane NXT Co. ...................... 23,024 1,177,908
CTS Corp. ......................... 13,310 867,679
ePlus, Inc. ......................... 12,007 999,343
Fabrinet
(a)
.......................... 16,671 9,370,436
Flex Ltd.
(a)
.......................... 171,846 27,851,081
Insight Enterprises, Inc.
(a)
............... 14,052 1,711,534
IPG Photonics Corp.
(a)
................. 11,853 1,390,594
Itron, Inc.
(a)
......................... 20,631 1,785,200
Jabil, Inc. .......................... 49,385 19,036,930
Keysight Technologies, Inc.
(a)
............. 80,115 28,045,858
Knowles Corp.
(a)
..................... 39,826 1,651,982
Lightwave Logic, Inc.
(a) (b)
................ 70,086 663,013
Littelfuse, Inc. ....................... 11,769 5,358,779
Mirion Technologies, Inc. , Class A
(a)
........ 113,860 2,041,510
Napco Security Technologies, Inc. ......... 17,853 678,057
nLight, Inc.
(a)
........................ 26,253 1,827,734
Novanta, Inc.
(a) (b)
..................... 16,568 2,687,992
OSI Systems, Inc.
(a)
................... 7,203 1,575,296
Ouster, Inc. , Class A
(a) (b)
................ 29,627 1,852,280
PC Connection, Inc. ................... 5,891 429,984
Plexus Corp.
(a)
....................... 12,444 3,741,537
Ralliant Corp. ....................... 52,089 3,835,313
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.
(a)
...................... 7,695 $ 1,259,902
Sanmina Corp.
(a)
..................... 24,945 6,313,081
TD SYNNEX Corp. .................... 34,788 9,300,224
TE Connectivity plc ................... 135,842 27,387,106
Teledyne Technologies, Inc.
(a)
............. 21,569 14,384,366
TTM Technologies, Inc.
(a)
................ 48,329 9,038,490
Vishay Intertechnology, Inc. .............. 57,714 3,103,859
Vishay Precision Group, Inc.
(a)
............ 5,720 857,485
Vontier Corp. ........................ 65,528 1,900,312
Zebra Technologies Corp. , Class A
(a)
........ 22,167 5,835,684
486,228,207
Entertainment — 1.9%
Electronic Arts, Inc. ................... 105,359 21,602,809
Netflix, Inc.
(a) (b)
....................... 1,964,318 140,252,305
Playtika Holding Corp. ................. 28,136 104,666
ROBLOX Corp. , Class A
(a)
............... 312,550 16,996,469
Take-Two Interactive Software, Inc.
(a)
........ 81,462 20,363,871
199,320,120
Interactive Media & Services — 12.4%
Alphabet, Inc. , Class A ................. 1,331,658 475,894,620
Alphabet, Inc. , Class C, NVS ............. 1,073,377 379,256,295
Cargurus, Inc. , Class A
(a)
................ 35,356 1,205,286
Grindr, Inc.
(a)
........................ 23,638 339,678
Match Group, Inc. .................... 108,559 4,130,670
Meta Platforms, Inc. , Class A ............. 791,657 445,932,472
People, Inc.
(a)
....................... 29,052 1,341,040
Pinterest, Inc. , Class A
(a)
................ 224,206 4,715,052
Reddit, Inc. , Class A
(a)
.................. 60,791 10,552,102
RUM Group, Inc. , Class A
(a) (b)
............. 56,113 355,756
Snap, Inc. , Class A, NVS
(a)
.............. 502,770 2,232,299
TripAdvisor, Inc.
(a)
.................... 55,631 762,701
Trump Media & Technology Group Corp.
(a) (b)
... 74,759 578,635
Yelp, Inc. , Class A
(a)
................... 24,306 595,983
Ziff Davis, Inc.
(a)
...................... 17,144 897,831
ZoomInfo Technologies, Inc. , Class A
(a)
...... 107,260 314,272
1,329,104,692
IT Services — 3.8%
Accenture plc , Class A ................. 286,561 35,659,651
Akamai Technologies, Inc.
(a)
.............. 67,656 7,997,616
Applied Digital Corp.
(a) (b)
................ 118,372 4,415,276
BigBear.ai Holdings, Inc.
(a) (b)
.............. 232,743 854,167
CGI, Inc.
(b)
......................... 87,177 5,629,019
Cloudflare, Inc. , Class A
(a)
............... 149,186 36,592,342
Cognizant Technology Solutions Corp. , Class A . 220,541 8,541,553
CoreWeave, Inc. , Class A
(a) (b)
............. 123,801 12,323,152
DigitalOcean Holdings, Inc.
(a)
............. 37,884 5,948,924
DXC Technology Co.
(a)
................. 76,084 673,343
EPAM Systems, Inc.
(a) (b)
................ 24,307 1,928,760
Everforth, Inc.
(a)
...................... 22,907 409,348
Fastly, Inc. , Class A
(a)
.................. 67,425 1,237,923
Gartner, Inc.
(a) (b)
...................... 31,156 4,038,441
GoDaddy, Inc. , Class A
(a)
................ 61,623 5,230,560
International Business Machines Corp. ...... 438,453 123,297,368
Kyndryl Holdings, Inc.
(a)
................. 104,923 1,186,679
MongoDB, Inc. , Class A
(a)
............... 37,397 12,561,652
Okta, Inc. , Class A
(a)
................... 78,020 10,645,829
Shopify, Inc. , Class A
(a) (b)
................ 569,051 64,974,243
Snowflake, Inc. , Class A
(a)
............... 161,354 41,064,593
Twilio, Inc. , Class A
(a)
.................. 70,633 14,573,707
VeriSign, Inc. ....................... 38,117 9,588,713
409,372,859

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 42.2%
ACM Research, Inc. , Class A
(a)
............ 27,181 $ 3,448,997
Advanced Micro Devices, Inc.
(a)
........... 760,672 441,881,972
Aehr Test Systems
(a)
................... 13,752 1,321,017
Allegro MicroSystems, Inc.
(a)
............. 57,778 4,022,504
Ambarella, Inc.
(a)
..................... 19,357 1,660,831
Ambiq Micro, Inc.
(a)
.................... 3,275 289,182
Amkor Technology, Inc. ................. 53,057 4,575,105
Analog Devices, Inc. ................... 227,745 90,453,482
Applied Materials, Inc.
(b)
................ 370,214 267,664,722
Astera Labs, Inc.
(a)
.................... 62,476 30,177,158
Axcelis Technologies, Inc.
(a)
.............. 14,302 2,709,514
AXT, Inc.
(a)
......................... 27,852 2,007,572
Broadcom, Inc. ...................... 2,153,254 813,391,699
Cerebras Systems, Inc. , Class A
(a)
......... 16,060 3,549,260
Cirrus Logic, Inc.
(a)
.................... 23,740 3,526,102
Cohu, Inc.
(a)
........................ 22,958 1,696,826
Credo Technology Group Holding Ltd.
(a)
...... 75,937 20,651,067
Diodes, Inc.
(a)
....................... 21,388 2,340,703
Enphase Energy, Inc.
(a)
................. 61,335 3,020,135
Entegris, Inc. ........................ 70,975 12,765,564
First Solar, Inc.
(a)
..................... 50,011 11,800,596
FormFactor, Inc.
(a)
.................... 36,275 5,801,461
Ichor Holdings Ltd.
(a)
................... 16,178 1,816,466
Impinj, Inc.
(a)
........................ 12,610 1,806,130
Intel Corp.
(a)
........................ 2,203,931 307,734,886
KLA Corp. .......................... 609,368 183,852,419
Kulicke & Soffa Industries, Inc. ............ 24,349 3,256,922
Lam Research Corp. .................. 583,382 252,796,922
Lattice Semiconductor Corp.
(a)
............ 63,757 9,752,271
MACOM Technology Solutions Holdings, Inc.
(a)
. 30,542 11,617,261
Marvell Technology, Inc. ................ 408,443 121,671,085
MaxLinear, Inc. , Class A
(a)
............... 39,172 5,015,191
Microchip Technology, Inc. ............... 252,921 23,066,395
Micron Technology, Inc. ................. 506,823 585,020,721
MKS, Inc. .......................... 31,435 13,982,288
Monolithic Power Systems, Inc. ........... 22,926 31,691,985
Navitas Semiconductor Corp. , Class A
(a) (b)
.... 92,523 1,658,012
NVIDIA Corp. ....................... 4,260,145 852,412,413
NXP Semiconductors NV ............... 117,494 33,019,339
ON Semiconductor Corp.
(a)
.............. 183,273 17,326,629
Onto Innovation, Inc.
(a)
................. 23,145 8,759,225
PDF Solutions, Inc.
(a)
.................. 17,543 1,241,869
Penguin Solutions, Inc.
(a) (b)
............... 21,499 1,634,139
Photronics, Inc.
(a)
..................... 26,434 859,898
Power Integrations, Inc. ................ 25,928 2,171,729
Qnity Electronics, Inc. .................. 98,060 16,014,179
Qorvo, Inc.
(a)
........................ 37,282 3,477,292
QUALCOMM, Inc. .................... 491,681 90,857,732
Rambus, Inc.
(a)
...................... 50,333 6,681,202
Rigetti Computing, Inc.
(a) (b)
............... 154,698 2,988,765
Semtech Corp.
(a)
..................... 43,336 7,013,932
Silicon Laboratories, Inc.
(a)
............... 15,345 3,353,803
SiTime Corp.
(a) (b)
..................... 10,317 7,691,943
Skyworks Solutions, Inc. ................ 70,005 4,746,339
SolarEdge Technologies, Inc.
(a)
............ 28,298 1,653,735
Synaptics, Inc.
(a)
..................... 17,978 2,233,407
T1 Energy, Inc.
(a) (b)
.................... 97,485 924,158
Teradyne, Inc. ....................... 73,097 35,367,252
Texas Instruments, Inc. ................. 424,561 126,548,897
Ultra Clean Holdings, Inc.
(a)
.............. 20,861 2,974,570
Universal Display Corp. ................ 20,242 1,752,755
Veeco Instruments, Inc.
(a) (b)
.............. 29,284 2,219,727
Wolfspeed, Inc.
(a) (b)
.................... 14,170 683,702
4,518,103,054
Security
Shares
Shares Value
Software — 18.4%
A10 Networks, Inc. .................... 32,720 $ 1,222,419
ACI Worldwide, Inc.
(a)
.................. 47,315 2,379,471
Adeia, Inc. ......................... 51,333 1,690,396
Adobe, Inc.
(a)
........................ 188,665 38,680,098
Agilysys, Inc.
(a)
...................... 11,873 1,240,729
Alarm.com Holdings, Inc.
(a)
.............. 23,300 1,088,576
Alkami Technology, Inc.
(a) (b)
.............. 35,899 650,490
Appfolio, Inc. , Class A
(a)
................ 11,176 1,792,072
Appian Corp. , Class A
(a) (b)
............... 17,705 405,445
AppLovin Corp. , Class A
(a)
............... 125,506 64,664,456
Arteris, Inc.
(a)
........................ 15,468 751,590
Asana, Inc. , Class A
(a)
.................. 50,833 355,831
Atlassian Corp. , Class A
(a)
............... 74,288 5,778,864
Aurora Innovation, Inc. , Class A
(a) (b)
......... 584,963 3,989,448
Autodesk, Inc.
(a)
...................... 98,829 19,214,334
AvePoint, Inc. , Class A
(a)
................ 64,136 718,965
Bentley Systems, Inc. , Class B ............ 69,373 2,073,559
BILL Holdings, Inc.
(a)
................... 41,245 1,491,419
BitMine Immersion Technologies, Inc.
(b)
...... 265,073 3,528,122
Blackbaud, Inc.
(a)
..................... 15,797 467,907
BlackBerry Ltd.
(a) (b)
.................... 251,538 3,181,956
BlackLine, Inc.
(a) (b)
.................... 22,900 642,803
Box, Inc. , Class A
(a)
................... 64,437 1,710,158
Braze, Inc. , Class A
(a)
.................. 45,936 996,352
C3.ai, Inc. , Class A
(a) (b)
................. 62,385 567,080
Cadence Design Systems, Inc.
(a)
.......... 128,672 48,293,175
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 248,571 1,282,626
Cipher Digital, Inc.
(a) (b)
.................. 140,866 3,451,217
Circle Internet Group, Inc. , Class A
(a) (b)
....... 26,750 1,675,353
Cleanspark, Inc.
(a)
.................... 119,427 1,737,663
Clear Secure, Inc. , Class A .............. 42,602 2,374,209
Commvault Systems, Inc.
(a) (b)
............. 19,192 2,720,082
Core Scientific, Inc.
(a) (b)
................. 147,941 3,785,810
Crowdstrike Holdings, Inc. , Class A
(a)
........ 118,736 90,612,191
Datadog, Inc. , Class A
(a)
................ 154,446 40,211,561
Descartes Systems Group, Inc. (The)
(a) (b)
..... 40,027 2,771,470
DocuSign, Inc. , Class A
(a)
............... 90,422 4,016,545
Dolby Laboratories, Inc. , Class A .......... 28,092 1,477,077
Dropbox, Inc. , Class A
(a) (b)
............... 69,706 1,914,824
D-Wave Quantum, Inc.
(a) (b)
............... 170,682 4,094,661
Dynatrace, Inc.
(a)
..................... 137,125 6,021,159
Elastic NV
(a)
........................ 42,394 2,417,306
Fair Isaac Corp.
(a)
..................... 10,797 12,900,040
Five9, Inc.
(a) (b)
....................... 34,681 739,399
Fortinet, Inc.
(a)
....................... 290,565 44,636,595
Freshworks, Inc. , Class A
(a) (b)
............. 98,660 998,439
Gen Digital, Inc. ...................... 256,501 6,384,310
Gitlab, Inc. , Class A
(a)
.................. 67,413 2,058,119
Guidewire Software, Inc.
(a)
............... 39,400 4,848,170
HubSpot, Inc.
(a)
...................... 23,840 4,351,038
Hut 8 Corp.
(a) (b)
...................... 46,630 5,383,200
Intapp, Inc.
(a)
........................ 27,994 705,729
InterDigital, Inc. ...................... 12,031 3,406,337
Intuit, Inc. .......................... 129,102 33,695,622
Klaviyo, Inc. , Class A
(a)
................. 65,573 990,152
Life360, Inc.
(a) (b)
...................... 37,708 2,087,515
Lightspeed Commerce, Inc.
(a) (b)
............ 65,909 691,385
LiveRamp Holdings, Inc.
(a)
............... 29,385 1,106,051
Manhattan Associates, Inc.
(a)
............. 27,535 3,834,249
MARA Holdings, Inc.
(a) (b)
................ 177,432 2,464,530
Microsoft Corp. ...................... 2,148,724 801,517,026
nCino, Inc.
(a) (b)
....................... 45,145 738,121
NCR Voyix Corp.
(a) (b)
................... 69,027 563,951
NextNav, Inc.
(a) (b)
..................... 41,908 747,220
Nutanix, Inc. , Class A
(a)
................. 123,432 6,290,095

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Open Text Corp. ..................... 112,733 $ 2,497,036
Oracle Corp. ........................ 791,579 116,005,902
PagerDuty, Inc.
(a)
..................... 35,676 344,273
Palantir Technologies, Inc. , Class A
(a)
....... 1,071,114 124,966,870
Palo Alto Networks, Inc.
(a)
............... 378,329 129,017,756
Pegasystems, Inc. .................... 41,999 1,258,710
Procore Technologies, Inc.
(a)
............. 54,076 2,196,567
Progress Software Corp.
(a)
............... 19,417 652,023
PTC, Inc.
(a)
......................... 53,756 6,107,219
Q2 Holdings, Inc.
(a)
.................... 29,137 1,401,490
Qualys, Inc.
(a)
....................... 16,382 2,252,361
RingCentral, Inc. , Class A ............... 34,481 1,344,069
Riot Platforms, Inc.
(a)
.................. 150,115 4,110,149
Roper Technologies, Inc. ................ 47,294 16,003,817
Rubrik, Inc. , Class A
(a)
.................. 74,902 6,013,133
Salesforce, Inc. ...................... 381,612 59,783,336
Samsara, Inc. , Class A
(a) (b)
............... 172,649 5,599,007
SentinelOne, Inc. , Class A
(a)
.............. 155,425 2,637,562
ServiceNow, Inc.
(a)
.................... 481,094 47,763,012
ServiceTitan, Inc. , Class A
(a)
.............. 27,337 1,932,999
SoundHound AI, Inc. , Class A
(a) (b)
.......... 186,269 1,205,160
Sprinklr, Inc. , Class A
(a)
................. 62,673 323,393
SPS Commerce, Inc.
(a)
................. 17,087 976,864
Strategy, Inc. , Class A
(a)
................ 154,917 13,466,935
Synopsys, Inc.
(a)
..................... 89,393 39,875,536
Tenable Holdings, Inc.
(a)
................ 51,323 1,892,792
Teradata Corp.
(a)
..................... 43,800 1,517,670
Terawulf, Inc.
(a) (b)
..................... 186,794 4,613,812
Trimble, Inc.
(a)
....................... 108,486 5,552,313
Tyler Technologies, Inc.
(a)
............... 19,624 5,739,235
UiPath, Inc. , Class A
(a) (b)
................ 198,758 2,160,499
Unity Software, Inc.
(a)
.................. 162,530 4,645,107
Varonis Systems, Inc. , Class B
(a)
........... 53,430 2,241,923
Vertex, Inc. , Class A
(a)
.................. 41,027 470,990
Workday, Inc. , Class A
(a)
................ 94,812 11,606,885
Workiva, Inc. , Class A
(a)
................. 24,451 1,186,118
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 95,551 1,880,444
Zoom Communications, Inc. , Class A
(a)
...... 123,808 10,685,868
Zscaler, Inc.
(a)
....................... 47,885 6,758,968
1,967,964,565
Technology Hardware, Storage & Peripherals — 12.6%
Apple, Inc. ......................... 2,928,253 847,319,288
Dell Technologies, Inc. , Class C ........... 134,950 58,225,527
Diebold Nixdorf, Inc.
(a) (b)
................. 16,120 1,370,522
Everpure, Inc. , Class A
(a)
................ 146,855 11,570,705
GPGI, Inc. , Class A
(b)
.................. 83,635 1,325,615
Hewlett Packard Enterprise Co. ........... 619,782 27,958,366
HP, Inc. ........................... 425,624 9,338,191
IonQ, Inc.
(a) (b)
........................ 173,711 9,251,848
NetApp, Inc. ........................ 92,505 14,316,074
Quantum Computing, Inc.
(a) (b)
............. 89,220 865,434
Sandisk Corp.
(a)
...................... 69,080 157,069,268
Seagate Technology Holdings plc .......... 104,601 100,939,965
Super Micro Computer, Inc.
(a) (b)
............ 235,104 6,895,600
Western Digital Corp. .................. 160,790 102,699,789
1,349,146,192
Total Long-Term Investments — 99 .8%
(Cost: $ 6,755,014,060 ) ............................ 10,691,225,257
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 121,491,063 $ 121,527,510
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 17,311,188 17,311,188
Total Short-Term Securities — 1 .3%
(Cost: $ 138,822,923 ) .............................. 138,838,698
Total Investments — 101 .1%
(Cost: $ 6,893,836,983 ) ............................ 10,830,063,955
Liabilities in Excess of Other Assets — (1.1) % ............. (122,061,692)
Net Assets — 100.0% ...............................
$ 10,708,002,263
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 120,602,678 $ 927,867
(a)
$ — $ (12,981) $ 9,946 $ 121,527,510 121,491,063 $ 106,616
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,696,489 8,614,699
(a)
— — — 17,311,188 17,311,188 102,465 —
$ (12,981) $ 9,946 $ 138,838,698 $ 209,081 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 36 09/18/26 $ 13,947 $ (18,610)
S&P E-Mini Communication Services Select Sector Index ............................... 17 09/18/26 2,403 (5,609)
$ (24,219)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Expanded Tech Sector ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,691,225,257 $ — $ — $ 10,691,225,257
Short-Term Securities
Money Market Funds ...................................... 138,838,698 — — 138,838,698
$ 10,830,063,955 $ — $ — $ 10,830,063,955
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (24,219) $ — $ — $ (24,219)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares